SCHEDULE OF DEFERRED TAX ASSETS VALUATION ALLOWANCE (Details) - Goodvision Inc [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
ScheduleOfDeferredTaxAssetsValuationAllowanceLineItem [Line Items]
Beginning balance
Change during the year
Ending Balance